Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 30,603,000	$ 48,147,000
Restricted cash	0	1,571,000
Investments in marketable securities	0	9,929,000
Investments, at fair value	60,614,000	44,585,000
Prepaid and other current assets	2,803,000	1,215,000
Real estate assets, net	9,085,000	5,769,000
Assets of Consolidated Funds - Cash and cash equivalents	3,907,000	2,371,000
Assets of Consolidated Funds - Investments, at fair value	14,327,000	11,471,000
Assets of Consolidated Funds - Other assets	227,000	253,000
Total current assets	137,897,000	127,570,000
Identifiable intangible assets, net	12,009,000	11,037,000
Goodwill	440,000	0
Right-of-use asset	1,603,000	225,000
Other assets	1,988,000	1,614,000
Total assets	153,937,000	140,446,000
Current liabilities:
Accrued expenses and other current liabilities	7,707,000	7,009,000
Current portion of lease liabilities	355,000	137,000
Liabilities of Consolidated Funds - Payable for securities purchased	96,000	100,000
Liabilities of Consolidated Fund - accrued expenses and other	172,000	162,000
Total current liabilities	9,614,000	8,359,000
Lease liabilities, net of current portion	1,260,000	57,000
Long-term debt (face value $26,945)	26,373,000	26,090,000
Convertible notes (face value $35,063 and $35,494, including $16,993 and $16,174 held by related parties, respectively)	34,602,000	34,900,000
Other liabilities	1,422,000	845,000
Total liabilities	73,271,000	70,251,000
Commitments and Contingencies (Note 17)
Stockholders' equity
Preferred stock, $0.001 par value; 5,000,000 authorized and zero outstanding
Common stock, $0.001 par value; 350,000,000 shares authorized and 27,630,305 shares issued and 26,552,948 outstanding at June 30, 2025; and 31,875,285 shares issued and 30,494,448 outstanding at June 30, 2024	25,000	30,000
Additional paid-in-capital	3,310,356,000	3,315,638,000
Accumulated deficit	(3,240,063,000)	(3,252,954,000)
Total Great Elm Group, Inc. stockholders' equity	70,318,000	62,714,000
Non-controlling interests	10,348,000	7,481,000
Total stockholders' equity	80,666,000	70,195,000	$ 63,842,000
Total liabilities and stockholders' equity	153,937,000	140,446,000
Nonrelated Party
Current liabilities:
Accounts payable	1,026,000	317,000
Related Party
Current assets:
Receivables from managed funds	8,331,000	2,259,000
Related party loan receivable	8,000,000	0
Current liabilities:
Accounts payable	$ 258,000	$ 634,000